Derivative Liabilities - Forward Purchase Agreement (Details) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 04, 2020	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of shares called by each warrants (in shares)	1
Cik0001812667 Cc Neuberger Principal Holdings Ii
Class of Warrant or Right [Line Items]
Proceeds received from initial public offering, gross			$ 828,000,000
Number of Class A ordinary share in each unit	1
Number of warrants in a unit	0.25
Number of shares called by each warrants (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Share Price	$ 10.00
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Number of Class A ordinary share in each unit		1		1
Number of warrants in a unit		0.1875		0.187
Number of shares called by each warrants (in shares)		1		1
Exercise price of warrants (in dollars per share)		$ 11.50		$ 11.50
Share Price				$ 10.00
Proceeds received from initial public offering				$ 200,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Maximum | Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Proceeds received from initial public offering, gross		$ 200,000,000
Number of shares called by each warrants (in shares)				200,000,000
Private Placement Warrants | Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)		$ 10.00
Share Price		$ 10.00